Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of (Provision for) Benefit from Income Taxes
The components of the income tax expense are as follows:

Year ended December 31 (€, in millions)	2019	2020	2021
Netherlands	2,441.2	3,574.6	5,982.8
Foreign	324.6	442.0	722.7
Income before income taxes	2,765.8	4,016.6	6,705.5

Income tax expense current	(305.5)	(407.7)	(865.0)
Income tax expense deferred	74.8	1.4	(28.6)
Income tax expense Netherlands	(230.7)	(406.3)	(893.6)

Income tax expense current	(118.4)	(375.3)	(523.5)
Income tax expense deferred	157.4	230.1	395.7
Income tax expense Foreign	39.0	(145.2)	(127.8)

Total income tax expense current	(423.9)	(783.0)	(1,388.5)
Total income tax expense deferred	232.2	231.5	367.1
Total income tax expense	(191.7)	(551.5)	(1,021.4)
Current and deferred tax expense can be further broken down into:

Year ended December 31 (€, in millions)	2019	2020	2021
Current year tax expense	(470.6)	(743.7)	(1,367.2)
Prior year tax expense	46.7	(39.3)	(21.3)
Current tax expense	(423.9)	(783.0)	(1,388.5)

Year ended December 31 (€, in millions)	2019	2020	2021
Changes to recognition of tax losses and tax credits	7.6	(56.9)	(37.2)
Prior year tax expense	9.8	27.0	(2.4)
Tax rate changes	—	15.0	1.5
Origination and reversal of temporary differences, tax losses and tax credits	214.8	246.4	405.2
Deferred tax expense	232.2	231.5	367.1

Reconciliation Between (Provision for) Benefit from Income Taxes
The reconciliation of the income tax expense from the Dutch statutory rate to the effective income tax rate is as follows:

Year ended December 31 (€, in millions)	2019%[1]		2020%[1]		2021%[1]
Income before income taxes	2,765.8	100.0%	4,016.6	100.0%	6,705.5	100.0%
Income tax expense based on ASML’s domestic rate	(691.4)	25.0%	(1,004.1)	25.0%	(1,676.4)	25.0%
Effects of tax rates in foreign jurisdictions	5.0	(0.2)%	0.9	—%	(4.6)	0.1%
Adjustments in respect of tax exempt income	7.2	(0.3)%	0.2	—%	—	—%
Adjustments in respect of tax incentives	351.0	(12.7)%	510.4	(12.7)%	727.3	(10.8)%
Adjustments in respect of prior years’ current taxes	46.7	(1.7)%	(39.3)	1.0%	(21.3)	0.3%
Adjustments in respect of prior years’ deferred taxes	9.8	(0.4)%	27.0	(0.7)%	(2.4)	—%
Movements in the liability for unrecognized tax benefits	(16.9)	0.6%	(41.0)	1.0%	(21.6)	0.3%
Tax effects in respect of acquisition/restructuring related items	89.8	(3.2)%	—	—%	35.9	(0.5)%
Change in valuation allowance	7.6	(0.3)%	(56.9)	1.4%	(37.2)	0.6%
Equity method investments	(19.7)	0.7%	(20.9)	0.5%	(46.7)	0.7%
Effect of change in tax rates	—	—%	15.0	(0.4)%	1.5	—%
Other (credits) and non-tax deductible items	19.2	(0.7)%	57.2	(1.4)%	24.1	(0.4)%
Income tax expense	(191.7)	6.8%	(551.5)	13.7%	(1,021.4)	15.2%
1.As a percentage of income before income taxes.
Liability for Unrecognized Tax Benefits and Deferred Tax Position Recorded on Consolidated Balance Sheets
The liability for unrecognized tax benefits and related accrued interest and penalties and total deferred tax position recorded on the Consolidated Balance Sheets is as follows:

Year ended December 31 (€, in millions)	2020	2021
Liability for unrecognized tax benefits	(200.4)	(205.9)
Deferred tax assets	671.5	1,098.7
Deferred tax liabilities	(37.9)	(34.7)
Deferred and other tax assets (liabilities)	433.2	858.1

Reconciliation of Beginning and Ending Balance of Liability for Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits (excluding interest and penalties) is as follows:

Year ended December 31 (€, in millions)	2020	2021
Balance as at January 1	(150.7)	(138.0)
Gross presentation for different tax jurisdictions	(27.3)	—
Gross increases – tax positions in prior period	(66.6)	(21.6)
Gross decreases – tax positions in prior period	0.5	8.9
Gross increases – tax positions in current period	(21.6)	(18.8)
Settlements	106.6	2.5
Lapse of statute of limitations	14.5	32.0
Effect of changes in exchange rates	6.6	(9.3)
Total liability for unrecognized tax benefits	(138.0)	(144.3)
Balance of accrued interest and penalties	(62.4)	(61.6)
Total liabilities for unrecognized tax benefits including interest and penalties	(200.4)	(205.9)

Summary of Income Tax Examinations	The years for which tax returns are still open for examination for respective jurisdictions are as follows:

Country	Years
Netherlands	2018-2021
US	2015-2021
Taiwan	2016-2021
South Korea	2017-2021
China	2011-2021

Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets
The composition of total deferred tax assets and liabilities reconciled to the classification in the Consolidated Balance Sheets is:

Deferred taxes (€, in millions)	January 1, 2021	Credits and other	Consolidated Statements of Operations	Income tax recognized in Other Comprehensive Income	Effect of changes in exchange rates	December 31, 2021
Deferred tax assets:
Capitalized R&D expenditures	287.1	—	106.8	—	26.5	420.4
R&D & other credit carry forwards	117.2	21.4	16.4	—	7.7	162.7
Inventories	37.2	—	(7.2)	—	1.5	31.5
Deferred revenue	125.2	—	288.0	—	10.0	423.2
Accrued and other liabilities	87.8	—	5.7	—	4.6	98.1
Installation and warranty reserve	16.4	—	(6.3)	—	1.2	11.3
Tax effect carry-forward losses	27.1	—	(19.9)	—	0.2	7.4
Property, plant and equipment	26.9	—	(10.8)	—	2.5	18.6
Lease liabilities	6.5	—	16.2	—	0.5	23.2
Intangible fixed assets	143.5	—	—	—	—	143.5
Share-based payments	7.2	—	1.8	—	0.6	9.6
Other temporary differences	23.9	—	7.5	(1.0)	(2.9)	27.5
Total deferred tax assets, gross	906.0	21.4	398.2	(1.0)	52.4	1,377.0
Valuation allowance [1]	(122.5)	—	(37.2)	—	(7.9)	(167.6)
Total deferred tax assets, net	783.5	21.4	361.0	(1.0)	44.5	1,209.4
Deferred tax liabilities:
Intangible fixed assets	(93.9)	2.9	17.1	—	(6.0)	(79.9)
Goodwill	(15.6)	—	(5.3)	—	—	(20.9)
Right-of-use assets	(6.5)	—	(16.2)	—	(0.5)	(23.2)
Property, plant and equipment	(5.4)	—	(4.3)	—	(1.2)	(10.9)
Deferred revenue	(18.2)	—	10.3	—	—	(7.9)
Borrowing costs long-term debt	(1.6)	—	0.1	—	—	(1.5)
Other temporary differences	(8.7)	2.5	4.4	—	0.7	(1.1)
Total deferred tax liabilities	(149.9)	5.4	6.1	—	(7.0)	(145.4)
Net deferred tax assets (liabilities)	633.6	26.8	367.1	(1.0)	37.5	1,064.0
Classified as:
Deferred tax assets – non-current	671.5					1,098.7
Deferred tax liabilities – non-current	(37.9)					(34.7)
Net deferred tax assets (liabilities)	633.6					1,064.0
1.The valuation allowance disclosed above relates to R&D and other credits and Tax effect carry-forward losses that may not be realized.

Deferred taxes (€, in millions)	January 1, 2020	Acquisitions through business combinations	Consolidated Statements of Operations	Income tax recognized in Other Comprehensive Income	Effect of changes in exchange rates	December 31, 2020
Deferred tax assets:
Capitalized R&D expenditures	192.9	—	117.3	—	(23.1)	287.1
R&D & other credit carry forwards	60.8	—	63.7	—	(7.3)	117.2
Inventories	49.3	—	(9.0)	—	(3.1)	37.2
Deferred revenue	56.8	—	70.8	—	(2.4)	125.2
Accrued and other liabilities	73.4	3.8	15.9	—	(5.3)	87.8
Installation and warranty reserve	12.3	—	5.4	—	(1.3)	16.4
Tax effect carry-forward losses	12.5	—	15.3	—	(0.7)	27.1
Property, plant and equipment	32.8	0.8	(7.0)	—	0.3	26.9
Lease liabilities	8.1	—	(1.6)	—	—	6.5
Intangible fixed assets	129.8	—	13.7	—	—	143.5
Share-based payments	8.5	—	(0.6)	—	(0.7)	7.2
Other temporary differences	20.3		1.9	0.6	1.1	23.9
Total deferred tax assets, gross	657.5	4.6	285.8	0.6	(42.5)	906.0
Valuation allowance [1]	(73.6)	—	(56.9)	—	8.0	(122.5)
Total deferred tax assets, net	583.9	4.6	228.9	0.6	(34.5)	783.5
Deferred tax liabilities:
Intangible fixed assets	(104.2)	(8.9)	11.0	—	8.2	(93.9)
Goodwill	(6.6)	—	(9.0)	—	—	(15.6)
Right-of-use assets	(8.1)	—	1.6	—	—	(6.5)
Property, plant and equipment	(15.3)	(1.9)	10.9	—	0.9	(5.4)
Deferred revenue	(13.1)	—	(5.1)	—	—	(18.2)
Borrowing costs long-term debt	(1.5)	—	(0.1)	—	—	(1.6)
Other temporary differences	2.9	(5.7)	(6.7)	—	0.8	(8.7)
Total deferred tax liabilities	(145.9)	(16.5)	2.6	—	9.9	(149.9)
Net deferred tax assets (liabilities)	438.0	(11.9)	231.5	0.6	(24.6)	633.6
Classified as:
Deferred tax assets – non-current	445.3					671.5
Deferred tax liabilities – non-current	(7.3)					(37.9)
Net deferred tax assets (liabilities)	438.0					633.6
1.The valuation allowance disclosed above relates to R&D and other credits and Tax effect carry-forward losses that may not be realized.